Chrysler Financial Services Americas LLC	Distribution Date: 08-Dec-09
CFAST 2009-B Monthly Servicer’s Certificate (MM)	Page 1 of 2

Payment Determination Statement Number	1
Distribution Date	08-Dec-09
Record Date	07-Dec-09

Dates Covered	From and Including	To and Including
Collections Period	01-Nov-09	30-Nov-09
Accrual Period	24-Nov-09	07-Dec-09
30/360 Days	14
Actual/360 Days	14

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	132,631	$940,992,666.56
Collections of Installment Principal		52,002,865.28
Collections Attributable to Full Payoffs		13,090,315.00
Principal Amount of Repurchases		499,613.25
Principal Amount of Gross Losses		33,945.61

Pool Balance — End of Period(EOP)	130,290	$875,365,927.42

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$940,992,666.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)	93.03%

Ending Overcollateralization(O/C) Amount	$53,446,564.44
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	106.503%
Ending Reserve Account Balance	$4,704,963.33

Net Credit Losses	$33,945.61	Trigger	Compliance?

Net Credit Loss Percentage	0.004%	5.00%	Yes
Cumulative Net Credit Losses	$33,945.61

Cumulative Recovery Ratio	0.000%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$15,851,657.30	1.811%	1,991
61-90 Days Delinquent	191,618.79	0.022%	20
91-120 Days Delinquent	5,416.03	0.001%	1
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	137,644.38	0.016%	13

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$334,679.20
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.03823%

	Current Month	Prior Month
Weighted Average A.P.R.	6.075%	—
Weighted Average Remaining Term (months)	20.34	—
Weighted Average Seasoning (months)	42.46	—

Chrysler Financial Services Americas LLC	Distribution Date: 08-Dec-09
CFAST 2009-B Monthly Servicer’s Certificate (MM)	Page 2 of 2

Cash Sources		O/C Release	(Prospectus pg S33-S34)
Collections of Installment Principal	$52,002,865.28	Pool Balance		$875,365,927.42
Collections Attributable to Full Payoffs	13,090,315.00	Total Securities		$821,919,362.98

Principal Amount of Repurchases	499,613.25
Recoveries on Loss Accounts	0.00	Adjusted O/C Amount		$53,446,564.44
Collections of Interest	4,618,285.81
Investment Earnings	15,191.65	Target Overcollateralization Amount		$87,536,592.74
Reserve Account	4,704,963.33

Total Sources	$74,931,234.32	O/C Release Period?		No

Cash Uses
Servicer Fee	$784,160.56	O/C Release		$0.00
Backup Servicer Fee	7,841.61
A Note Interest	191,205.80	Current Credit Loss Percentage		0.004%
First Priority Principal Distribution Amount	0.00
B Note Interest	62,426.00	If Net Credit Loss Percentage is	Required O/C %
Second Priority Principal Distribution Amount	15,734,072.58	<=3.00%	10.00%
Reserve Fund	4,704,963.33	>3.00% but <=4.00%	15.00%
Required Principal Distribution Amount	53,446,564.44	>4.00%	20.00%
Transition Cost to Backup Servicer	0.00
Distribution to Class C Noteholders	0.00	Current Required O/C%		10.000%

Total Cash Uses	$74,931,234.32

Administrative Payment
Total Principal and Interest Sources	$74,931,234.32
Investment Earnings in Trust Account	(15,191.65)
Daily Collections Remitted	(69,730,481.52)
Cash Reserve in Trust Account	(4,704,963.33)
Servicer Fee (withheld)	(784,160.56)
Distribution to Class C Noteholders	0.00

Payment Due to/(from) Trust Account	($303,562.74)

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 557,000,000.00 @ 0.30565%	557,000,000.00	487,819,362.98	875.7977791	69,180,637.02	124.2022209	66,207.19	0.1188639
Class A-2 279,500,000.00 @ 1.15%	279,500,000.00	279,500,000.00	1,000.0000000	0.00	0.0000000	124,998.61	0.4472222
Class B 54,600,000.00 @ 2.94%	54,600,000.00	54,600,000.00	1,000.0000000	0.00	0.0000000	62,426.00	1.1433333

Total Notes	$891,100,000.00	$821,919,362.98		$69,180,637.02		$253,631.80

*	Class A-1 Interest is computed on an Actual/360 basis while class A-2 interest and Class B interest are calculated on a 30/360 basis. Actual days in current period 14